Other non-current assets and other non-current financial assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Other non-current assets and other non-current financial assets [Abstract]
Non-current prepaid advertising expenses		$ 333	$ 341
Guarantee deposits		1,465	1,553
Prepaid bonuses		238	225
Advances to acquire property, plant and equipment		171	203
Shared based payment		192	234
Indemnifiable contingencies from business combinations		1,609	2,948
Recoverable tax		350	515
Other		94	18
Other non-current assets	$ 224	4,452	6,037	[2]
Other non-current financial assets		175	195
Derivative financial instruments asset		2,524	9
Other non-current financial assets	$ 136	$ 2,699	$ 204	[2]

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18